INCOME TAXES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred income tax liabilities on the unremitted earnings of foreign investments	$ 2,198,000,000	$ 1,728,000,000
Interest (recovery) expense reflected within net tax expense	7,000,000	(1,000,000)	$ 3,000,000
Accrued interest expense	26,000,000	19,000,000	20,000,000
Income tax penalties expense	0	0	0
Income tax penalties accrued	$ 0	$ 0	$ 0